Prepaid expenses - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses
Prepaid expenses	$ 2,382	$ 8,154	$ 16,267
Prepaid R&D clinical costs	1,650	7,245	15,188
Prepaid insurance	561	492	543
Other prepaid costs	$ 171	$ 417	$ 536